6. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Stock issued for services, value	$ 102,120	$ 33,000	$ 102,120	$ 72,120	$ 1,018,709
Two Consultants and Advisor [Member]
Stock issued for services, shares issued				581,666
Stock issued for services, value				$ 72,120